Accrued liabilities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities [Abstract]
Accrued professional fees	$ 1,802	$ 1,695	$ 0
Accrued sales tax	1,041	1,233	0
Accrued payroll and benefits	1,154	994	85
Accrued trade promotions	360	357	0
Accrued dividends	359	256	0
Accrued interest	359	109	0
Other	296	77	0
Total accrued liabilities	$ 5,371	4,721	85
Taxes Payable [Abstract]
Sales and Excise Tax Payable		$ 1,200	0
Previously Reported [Member]
Taxes Payable [Abstract]
Sales and Excise Tax Payable			$ 700